Pensions - Net pension (liability)/asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net pension (liability)/asset
Net assets surplus of schemes in surplus (included in Prepayments, accrued income and other assets, Note 18)	£ 22	£ 15
Net liabilities of schemes in deficit	(31)	(29)
Net pension Deficit	(9)	(14)	£ (3,531)
Income statement charge	131	97	231
Continuing operations
Net pension (liability)/asset
Income statement charge	131	60	182
Discontinued Operations
Net pension (liability)/asset
Income statement charge		37	49
Bank
Net pension (liability)/asset
Net assets surplus of schemes in surplus (included in Prepayments, accrued income and other assets, Note 18)	16	15
Net liabilities of schemes in deficit	(15)	(12)
Net pension Deficit	1	3	£ (3,242)
Income statement charge	£ 110	£ 46